Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	24.Subsequent Events Aside from those disclosed in note 17 to the financial statements, no other reportable events or transactions take place after the balance sheet date.